Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Entity Address, Country	HK
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001851908
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	BLACK SPADE ACQUISITION CO
Entity Incorporation State Country Code	E9
Entity File Number	001-40616
Entity Address, Address Line One	Suite 2902, 29/F
Entity Address, Address Line Two	The Centrium
Entity Address, Address Line Three	60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3955 1316
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class 160 A 160ordinary 160shares 1600.0001160par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	BSAQ
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	BSAQWS
Security Exchange Name	NYSE
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BSAQU
Security Exchange Name	NYSE